Non Controlling Interests	12 Months Ended
Dec. 31, 2010
Non Controlling Interests [Abstract]
NON CONTROLLING INTERESTS
15.	NON CONTROLLING INTERESTS

A reconciliation of the carrying amounts of subsidiaries consolidated by the Group and the non controlling interests is as follows:

	December 31, 2009		December 31, 2010
		Non controlling		Non controlling
	Group	Interests	Group	Interests
	(RMB)	(RMB)	(RMB)	(RMB)
Beginning balance	—	—	5,047,654	7,608,607
Equity	5,355,000	5,145,000	11,059,685	10,737,017
Huayi Juren Information (Note 1)	—	—	21,250,000	3,750,000
Transactions with owners acting in their capacity as owners	—	—	—	—
Other comprehensive income	—	—	—	—
Non controlling interests from acquisition of a subsidiary	—	2,758,100	—	—
Deconsolidation of Huayi Juren Information (Note 5)			(21,250,000)	(3,750,000)

Net income	(307,346)	(294,493)	(3,646,401)	(3,562,795)

Ending balance	5,047,654	7,608,607	12,460,938	14,782,829

Ending balance (US$)			1,888,021	2,239,823